Business Segment Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Total operating revenues		$ 5,109		$ 5,044		$ 5,155
Selling, general and administrative		1,694		1,689		1,762
Depreciation, amortization and accretion		883		844		850
Loss on impairment of goodwill		0		262		0
(Gain) loss on asset disposals, net		9		21		27
(Gain) loss on sale of business and other exit costs, net		0		(1)		(1)
(Gain) loss on license sales and exchanges, net		(18)		(22)		(20)
Operating income (loss)		205		(108)		108
Equity in earnings of unconsolidated entities		160		137		140
Interest and dividend income		26		15		11
Interest expense		(172)		(170)		(170)
Other, net		2		4		3
Income (loss) before income taxes		221		(122)		92
Income tax expense (benefit)		46		(279)		40
Net income		175		157		52
Depreciation, amortization and accretion		883		844		850
Loss on impairment of goodwill		0		262		0
(Gain) loss on asset disposals, net		9		21		27
(Gain) loss on sale of business and other exit costs, net		0		(1)		(1)
(Gain) loss on license sales and exchanges, net		(18)		(22)		(20)
Interest expense		172		170		170
Income tax expense (benefit)		46		(279)		40
Adjusted EBITDA		1,267		1,152		1,118
Loss on impairment				262
Investments in unconsolidated entities		480		453		451
Total assets		9,783	[1]	9,295	[1]	9,446
Capital expenditures		767		694		630
US Cellular
Segment Reporting Information [Line Items]
Loss on impairment				227
U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues		3,967		3,890		3,990
Selling, general and administrative		1,388		1,412		1,480
Depreciation, amortization and accretion		640		615		618
Loss on impairment of goodwill				370
(Gain) loss on asset disposals, net		10		17		22
(Gain) loss on sale of business and other exit costs, net				(1)		0
(Gain) loss on license sales and exchanges, net		(18)		(22)		(19)
Operating income (loss)		158		(304)		48
Equity in earnings of unconsolidated entities		159		137		140
Interest and dividend income		15		8		6
Interest expense		(116)		(113)		(113)
Other, net		(1)		0		1
Income (loss) before income taxes		215		(272)		82
Income tax expense (benefit)		51		(287)		33
Net income		164		15		49
Depreciation, amortization and accretion		640		615		618
Loss on impairment of goodwill				370
(Gain) loss on asset disposals, net		10		17		22
(Gain) loss on sale of business and other exit costs, net				(1)		0
(Gain) loss on license sales and exchanges, net		(18)		(22)		(19)
Interest expense		116		113		113
Income tax expense (benefit)		51		(287)		33
Adjusted EBITDA		963		820		816
Loss on impairment	$ 227			227
Investments in unconsolidated entities		441		415		413
Total assets		7,274		6,841		7,110
Capital expenditures		515		469		446
TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues		927		919		882
Selling, general and administrative		254		248		250
Depreciation, amortization and accretion		212		195		196
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		(2)		3		4
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		(1)
Operating income (loss)		93		116		79
Equity in earnings of unconsolidated entities		0		0		0
Interest and dividend income		8		5		3
Interest expense		2		0		1
Other, net		2		3		3
Income (loss) before income taxes		105		125		85
Income tax expense (benefit)		16		(13)		32
Net income		89		138		54
Depreciation, amortization and accretion		212		195		196
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		(2)		3		4
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		(1)
Interest expense		(2)		0		(1)
Income tax expense (benefit)		16		(13)		32
Adjusted EBITDA		313		323		283
Investments in unconsolidated entities		4		4		4
Total assets		1,934		1,897		1,831
Capital expenditures		232		201		162
TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues		699		714		698
Selling, general and administrative		197		194		200
Depreciation, amortization and accretion		142		151		159
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		(3)		1		2
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		(1)
Operating income (loss)		95		108		77
Equity in earnings of unconsolidated entities		0		0		0
Interest and dividend income		7		5		3
Interest expense		2		0		1
Other, net		3		3		3
Income (loss) before income taxes		106		117		83
Depreciation, amortization and accretion		142		151		159
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		(3)		1		2
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		(1)
Interest expense		(2)		0		(1)
Adjusted EBITDA		243		269		242
Loss on impairment				0
Investments in unconsolidated entities		4		4		4
Total assets		1,304		1,260		1,229
Capital expenditures		176		146		108
Cable
Segment Reporting Information [Line Items]
Total operating revenues		230		206		185
Selling, general and administrative		57		54		51
Depreciation, amortization and accretion		69		44		37
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		1		2		2
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		0
Operating income (loss)		(2)		8		2
Equity in earnings of unconsolidated entities		0		0		0
Interest and dividend income		1		0		0
Interest expense		0		0		0
Other, net		0		0		0
Income (loss) before income taxes		(1)		8		2
Depreciation, amortization and accretion		69		44		37
Loss on impairment of goodwill				0
(Gain) loss on asset disposals, net		1		2		2
(Gain) loss on sale of business and other exit costs, net				0		0
(Gain) loss on license sales and exchanges, net		0		0		0
Interest expense		0		0		0
Adjusted EBITDA		70		54		41
Loss on impairment				0
Investments in unconsolidated entities		0		0		0
Total assets		639		644		599
Capital expenditures		56		55		54
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues		215		235		283
Selling, general and administrative		52		29		32
Depreciation, amortization and accretion		31		34		36
Loss on impairment of goodwill				(108)
(Gain) loss on asset disposals, net		1		1		1
(Gain) loss on sale of business and other exit costs, net				0		(1)
(Gain) loss on license sales and exchanges, net		0		0		0
Operating income (loss)		(46)		80		(19)
Equity in earnings of unconsolidated entities		1		0		0
Interest and dividend income		3		2		2
Interest expense		(58)		(57)		(58)
Other, net		1		1		(1)
Income (loss) before income taxes		(99)		25		(75)
Income tax expense (benefit)		(21)		21		(25)
Net income		(78)		4		(51)
Depreciation, amortization and accretion		31		34		36
Loss on impairment of goodwill				(108)
(Gain) loss on asset disposals, net		1		1		1
(Gain) loss on sale of business and other exit costs, net				0		(1)
(Gain) loss on license sales and exchanges, net		0		0		0
Interest expense		58		57		58
Income tax expense (benefit)		(21)		21		(25)
Adjusted EBITDA		(9)		9		19
Loss on impairment				143
Investments in unconsolidated entities		35		34		34
Total assets		575		557		505
Capital expenditures		20		24		22
HMS
Segment Reporting Information [Line Items]
Loss on impairment	$ 35			35
Service
Segment Reporting Information [Line Items]
Total operating revenues		3,999		3,979		4,050
Cost of goods and services sold		1,206		1,164		1,189
Service | U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues		2,978		2,978		3,081
Cost of goods and services sold		758		732		760
Service | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues		925		917		880
Cost of goods and services sold		369		355		352
Service | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues		697		713		696
Cost of goods and services sold		266		258		258
Service | Cable
Segment Reporting Information [Line Items]
Total operating revenues		230		206		185
Cost of goods and services sold		104		98		94
Service | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues		96		84		89
Cost of goods and services sold		79		77		77
Equipment and product sales
Segment Reporting Information [Line Items]
Total operating revenues		1,110		1,065		1,105
Cost of goods and services sold		1,130		1,195		1,240
Equipment and product sales | U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues		989		912		909
Cost of goods and services sold		1,031		1,071		1,081
Equipment and product sales | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues		2		1		2
Cost of goods and services sold		1		2		2
Equipment and product sales | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues		2		1		2
Cost of goods and services sold		1		2		2
Equipment and product sales | Cable
Segment Reporting Information [Line Items]
Total operating revenues		0		0		0
Cost of goods and services sold		0		0		0
Equipment and product sales | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues		119		152		194
Cost of goods and services sold		$ 98		$ 122		$ 157

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $848 million and $765 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $21 million for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.